SEC Releases, In the Matter of Age High Income Fund,
Inc., et al.,
777 Mariners Island Boulevard, San Mateo, CA 94404,
Securities and
 Exchange Commission, (Jan. 13, 1987)
SEC Releases
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37 SEC-DOCKET 569-02
Release No. IC-15534
File No. 812-6505
January 13, 1987
ORDER PERMITTING JOINT TRADING ACCOUNTS
AGE High Income Fund, Inc; Birr, Wilson Money Fund;
Franklin
 California Tax-Free Income Fund, Inc.; Franklin New
York Tax-Free
Income Fund, Inc; Franklin California Tax-Free Trust;
Franklin
Tax-Free Trust; Franklin Corporate Cash Management
Fund; Franklin
 Custodian Funds, Inc; Franklin Equity Fund; Franklin
Federal Money
 Fund; Franklin Federal Tax-Free Income Fund; Franklin
Gold Fund;
Franklin Money Fund; Franklin Option Fund; Franklin
Tax-Exempt Money
 Fund; Franklin New York Tax-Exempt Money Fund;
Franklin
Pennsylvania Investors Fund; and Institutional Fiduciary
Trust
("Funds") and Franklin Advisers, Inc., filed an application on
 October 17, 1986, and an amendment thereto on November 24,
1986, requesting an order of the Commission under
Section 17(d)
 of the Investment Company Act of 1940 ("Act") and
Rule 17d-1
 thereunder to permit the Funds, as well as future investment companies for which subsidiaries or affiliates of Franklin
 Resources, Inc. serve as investment managers, to deposit their cash balances remaining uninvested at the end of each trading day into a single joint account whose daily balance would be used to enter into one or more repurchase agreements in a total amount equal to the aggregate daily balance in
 the account ("Joint Accounts").
On December 17, 1986, a notice was issued (Investment
Company
Act Release No. 15485) of the filing of the application.
The
 notice gave interested persons an opportunity to request a hearing and stated that an order disposing of the application would be issued as of course unless a hearing should be ordered.
 No request for a hearing has been filed, and the Commission has not ordered a hearing.
The matter having been considered, it is found that the participation of the Funds in the Joint Accounts is consistent with the provisions, policies and purposes of the Act and that their participation in the Joint Accounts is not on a basis less advantageous than that of any other participant.
Accordingly,
IT IS ORDERED, pursuant to Section 17(d) of the Act and
Rule 17d-1
 thereunder that the application to permit the Funds to participate in the Joint Accounts as described in the application, be, and hereby is granted, effective forthwith.
For the Commission, by the Division of Investment
Management,
under delegated authority.

Jonathan G. Katz
Secretary